Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share

The factors used in the earnings per share computation follow.

	2015	2014	2013
Basic
Net income	$12,745	$9,528	$6,179
Preferred stock dividends	1,577	1,873	1,159

Net income available to common shareholders - basic	$11,168	$7,655	$5,020

Weighted average common shares outstanding - basic	7,822,369	7,707,917	7,707,917

Basic earnings per share	$1.43	$0.99	$0.65

Diluted
Net income available to common shareholders - basic	$11,168	$7,655	$5,020
Preferred stock dividends on convertible preferred stock	1,577	1,606	—

Net income available to common shareholders - diluted	$12,745	$9,261	$5,020

Weighted average common shares outstanding for earnings per common share basic	7,822,369	7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares	3,095,966	3,196,931	113,863

Average shares and dilutive potential common shares outstanding - diluted	10,918,335	10,904,848	7,821,780

Diluted earnings per share	$1.17	$0.85	$0.64